Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated net income (loss)	$ (103.2)	$ 59.3	$ 120.1
Other comprehensive income
Foreign currency translation	(100.8)	(66.3)	(40.1)
Postretirement adjustments, net of tax of $18.1 in 2015, $(42.5) in 2014 and $14.6 in 2013	265.7	(756.8)	853.8
Total other comprehensive income (loss)	164.9	(823.1)	813.7
Comprehensive income (loss)	61.7	(763.8)	933.8
Comprehensive income (loss) attributable to noncontrolling interests	(3.5)	30.5	(25.1)
Comprehensive income (loss) attributable to Unisys Corporation	$ 58.2	$ (733.3)	$ 908.7